1933 Act File No. 33-14905

1940 Act File No. 811-05201

Filed with the Securities and Exchange Commission

January 22, 2021

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 142	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 155	☒

 (Check appropriate box or boxes)

THORNBURG INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, NM 87506

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code

(505) 984-0200

Garrett Thornburg

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering February 1, 2021

----------------

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On February 1, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 142 to the Registration Statement on Form N-1A of Thornburg Investment Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, for the sole purpose of designating a new effective date with respect to the Thornburg Strategic Municipal Income Fund (Class A, Class C and Class I shares), Thornburg New Mexico Intermediate Municipal Fund (Class A, Class D and Class I shares), Thornburg New York Intermediate Municipal Fund (Class A and Class I shares), Thornburg Limited Term U.S. Government Fund (Class R3, Class R4, and Class R5 shares), Thornburg Limited Term Income Fund (Class R3, Class R4, Class R5, and Class R6 shares), Thornburg Strategic Income Fund (Class A, Class C and Class I shares), Thornburg International Value Fund (Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares), Thornburg International Growth Fund (Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares), Thornburg Investment Income Builder Fund (Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares), Thornburg Global Opportunities Fund (Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares), Thornburg Developing World Fund (Class A, Class C, Class I, Class R5 and Class R6 shares), Thornburg Better World International Fund (Class A, Class C and Class I shares), Thornburg Long/Short Equity Fund (Class I shares), and Thornburg Summit Fund (Class A and Class I shares) (the “Funds”) for PEA No. 133 to the Registrant’s Registration Statement, which was filed with the Commission on July 31, 2020 pursuant to rule 485(a) of the Securities Act of 1933. PEA No. 134 was filed pursuant to Rule 485(b)(1)(iii) on September 29, 2020, designating October 29, 2020 as the effective date for PEA No. 133 with respect to the Funds. PEA No. 137 was filed pursuant to Rule 485(b)(1)(iii) on October 28, 2020, designating November 27, 2020 as the effective date for PEA No. 133 with respect to the Funds. PEA No. 138 was filed pursuant to Rule 485(b)(1)(iii) on November 25, 2020, designating December 25, 2020 as the effective date for PEA No. 133 with respect to the Funds. PEA No. 141 was filed pursuant to Rule 485(b)(1)(iii) on December 23, 2020, designating January 22, 2021 as the effective date for PEA No. 133 with respect to the Funds. Parts A and B with respect to only the Funds, and Part C of PEA No. 133 under the Securities Act of 1933 and Amendment No. 145 under the Investment Company Act of 1940 are incorporated herein by this reference. No other series of the registrant included in PEA No. 133 is affected by the filing. As stated on the cover page to this filing, PEA No. 133 with respect to the Funds is intended to become effective on February 1, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe and State of New Mexico on January 22, 2021.

The Registrant represents that this Post-Effective Amendment No. 142 meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933.

THORNBURG INVESTMENT TRUST

Registrant

By	*
Jason Brady, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*
Jason Brady, President and principal executive officer

*
Nimish Bhatt, Chief Financial Officer

*
Garrett Thornburg, Trustee and Chairman

*
David A. Ater, Trustee

*
Sally Corning, Trustee

*
Susan H. Dubin, Trustee

*
David L. Gardner, Trustee

*
Brian J. McMahon, Trustee and Vice Chairman

*
Patrick J. Talamantes, Trustee

*
Owen D. Van Essen, Trustee

*
James W. Weyhrauch, Trustee

* By:	/s/ Daniel H. April
Daniel H. April
Attorney-in-Fact

Date:	January 22, 2021